Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Management fees, interest and other	$ 63,654,000	$ 32,046,000	$ 21,794,000
Other income	104,491,000	32,046,000	21,794,000
Gain from the sale of an investment accounted for under the equity method	19,900,000
AeroTurbine, Inc. [Member]
Engines, airframes, parts and supplies revenue	275,315,000
Cost of goods sold	(234,478,000)
Gross profit	$ 40,837,000